Stock Options and Warrants (Details Textual) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock Options And Warrants (Textual)
Number of options to purchase common stock	2,000,000	2,000,000
Exercise price of options/warrants	$ 0.50
Stock issued during period, Value, Net	$ 324,825
Common stock shares issued	649,650
Warrants issued for conversion of notes	666,667
Conversion of debt instrument, Value	$ 700,000		$ 230,000	$ 270,000
Term of warrants	5 years
Exercise price of warrants	$ 1	$ 2.50	$ 2.50
Sale of common shares, shares	86,000
Sale of stock, per share price	$ 1	$ 1.25	$ 1.25
Sale of common shares, Value	$ 86,000
Sale of stock and warrant, description	Each unit consisted of one common share and one warrant.	Each unit consisted of one common share and one warrant. Each warrant is exercisable for a period of five years from the date of issuance, at $2.50 per share.
Warrant exercisable period		5 years	5 years
Warrants exercisable price per share	$ 1
Stock options cancelled during the period	47,000
Warrants granted during the period		860,150
Stock Options [Member] | Minimum [Member]
Stock Options And Warrants (Textual)
Exercise price of options/warrants		$ 10.00
Stock Options [Member] | Maximum [Member]
Stock Options And Warrants (Textual)
Exercise price of options/warrants		15.00
Warrant [Member]
Stock Options And Warrants (Textual)
Exercise price of warrants	$ 2.50
Warrants exercised			65,060
Proceeds from warrants exercised			$ 176,819
Warrant [Member] | Minimum [Member]
Stock Options And Warrants (Textual)
Exercise price of options/warrants		2.50
Warrant [Member] | Maximum [Member]
Stock Options And Warrants (Textual)
Exercise price of options/warrants		17.50
Warrant [Member] | Exercise Price Range One [Member] | Minimum [Member]
Stock Options And Warrants (Textual)
Exercise price of options/warrants		12.00
Warrant [Member] | Exercise Price Range One [Member] | Maximum [Member]
Stock Options And Warrants (Textual)
Exercise price of options/warrants		17.50
Warrant [Member] | Exercise Price Range Two [Member]
Stock Options And Warrants (Textual)
Exercise price of options/warrants		$ 2.50